SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2025
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at June 30, 2025, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$62.50	4.57	10,464	10,464
April 30, 2020	April 30, 2030	$62.50	5.07	240	240
April 30, 2020	April 30, 2030	$96.25	5.07	4,400	4,400
July 3, 2020	July 3, 2025	$80.00	0.26	4,000	4,000
November 24, 2020	November 24, 2030	$62.50	5.64	1,280	1,280
February 2, 2021	February 2, 2031	$330.00	5.83	1,200	1,200
March 8, 2021	March 8, 2026	$347.50	0.93	400	400
April 27, 2021	April 27, 2031	$253.75	6.06	3,640	3,640
September 9, 2021	September 9, 2026	$121.00	1.44	1,034	1,034
November 9, 2023	November 9, 2033	$15.75	8.59	1,200	800
				27,858	27,458

SCHEDULE OF STOCK OPTIONS OUTSTANDING

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2023	35,954	$112.00
Forfeited	(4,350)	106.83
Outstanding, December 31, 2024	31,604	$112.05
Forfeited	(3,746)	113.55
Outstanding, June 30, 2025	27,858	$111.12

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at June 30, 2025, the Company had the following RSUs outstanding:

	Number of RSUs	Average Price
Outstanding, December 31, 2023	44,545	$32.45
Vested	(25,353)	35.63
Issued	185,240	8.99
Forfeited	(16,332)	13.41
Outstanding, December 31, 2024	188,100	10.74
Vested	(79,682)	13.10
Issued	450,964	2.55
Forfeited	(1,001)	10.78
Outstanding, June 30, 2025	558,381	3.86

SCHEDULE OF ISSUE DATE FAIR VALUE INPUTS OF WARRANTS

	February Issuance		April Issuance		August Issuance	November Issuance
	Warrants	Broker	Warrants	Broker	Broker	Broker
Volatility	119.23%	107.8%	119.80%	108.67%	118.87%	115.27%
Risk free rate	4.33%	4.48%	4.65%	4.62%	3.74%	4.24%
Expected life	5 years	3 years	5 years	3 years	3 years	3 years
Expected dividend yield	0%	0%	0%	0%	0%	0%

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2023	$4,196,125
Warrants issued	7,282,325
Exercised	(3,661,283)
Change in fair value of warrants outstanding	(1,842,618)
Reclassify to equity	(3,776,428)
Balance at December 31, 2024	$2,198,121
Change in fair value of warrants outstanding	22,489
Balance at June 30, 2025	$2,220,610

SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at June 30, 2025	Fair Value at June 30, 2025	Number of Warrants Outstanding at December 31, 2024	Fair Value at December 31, 2024
Derivative Liability
February 26, 2024 (1)	US$	4.4025	474,332	$2,220,610	474,332	$2,198,121
			474,332	$2,220,610	474,332	$2,198,121

1)	The warrants expire February 26, 2029.

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of these warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	June 30, 2025	December 31, 2024
Risk free interest rate	3.79%	4.38%
Expected volatility	124.19%	124.06%
Expected life	3.66 years	4.16 years
Expected dividend yield	0%	0%

SCHEDULE OF DETAILS OF THE WARRANTS

Warrants
	Exercise Price	Number of Warrants Outstanding at June 30, 2025	Number of Warrants Outstanding at December 31, 2024
October 30, 2023 (1)	$3.3086	256,000	256,000
April 29, 2024 (2)	$3.3086	540,541	540,541
August 21, 2024 (3)	$3.3086	-	666,667
November 19, 2024 (4)	$3.3086	400,000	1,600,000
May 5, 2025 (5)	$3.9779	1,197,500	-
June 12, 2025 (6)	$5.0768	5,500,000	-
		7,894,041	3,063,208

1)	The warrants expire October 30, 2028. These were moved from derivative liability August 7, 2024.
2)	The warrants expire April 29, 2029. These were moved from derivative liability August 7, 2024.
3)	The warrants expire August 21, 2029.
4)	The warrants expire November 19, 2029
5)	The warrants expire May 5, 2030
6)	The warrants expire June 12, 2030

SUMMARY OF CHANGES IN WARRANTS

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2023	342,992	$15.75
Issued	5,376,370	3.35
Exercised	(1,991,668)	0.96
Expired	(10,192)	125.00
Outstanding, December 31, 2024	3,717,502	$5.16
Issued	7,680,750	4.78
Exercised	(1,184,167)	(3.60)
Outstanding June 30, 2025	10,214,085	$5.01

SCHEDULE OF WARRANTS OUTSTANDING

As at June 30, 2025, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price	Number of warrants outstanding
October 30, 2023	October 30, 2026	CAD$ 23.20	12,800
October 30, 2023	October 30, 2028	CAD$ 3.3086	256,000
February 26, 2024	February 26, 2027	US$ 8.44	26,800
February 26, 2024	February 26, 2029	US$ 4.4025	474,332
April 29, 2024	April 29, 2029	CAD$ 3.3086	540,541
April 29, 2024	April 29, 2027	CAD$ 11.06	27,028
August 21, 2024	August 21, 2027	CAD$ 5.12	33,334
November 19, 2024	November 19, 2029	CAD$ 3.3086	1,600,000
November 19, 2024	November 19, 2027	CAD$ 4.1357	80,000
May 5, 2025	May 5, 2030	CAD$ 3.9779	1,297,500
May 5, 2025	May 5, 2028	CAD$ 3.632	90,750
June 12, 2025	June 12, 2030	CAD$ 5.0768	5,500,000
June 12, 2025	June 12, 2028	CAD$ 4.276	275,000
			10,214,085